COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Lease Payments under Non-Cancellable Leases

As of December 31, 2012, minimum lease payments under all non-cancellable leases were as follows:

Year ending December 31,
2013	$9,817
2014	5,031
2015	3,851
2016	2,686
2017	2,286
Over 2017	9,859

$33,530

Minimum Future Fees to be Received under Non-Cancellable Operating and Right to Use Agreements

As of December 31, 2012, minimum future fees to be received under all non-cancellable operating and right to use agreements were as follows:

Year ending December 31,
2013	$12,530
2014	11,816
2015	6,353
2016	1,551
2017	163

$32,413